Summary of Significant Accounting Policies - Subsidiaries (Table) (Details)	12 Months Ended
Dec. 31, 2013
Navios Maritime Holdings Inc
Entity Information [Line Items]
Nature / Vessel Name	Holding Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 -12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Navios Corporation
Entity Information [Line Items]
Nature / Vessel Name	Sub-Holding Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Navios International Inc.
Entity Information [Line Items]
Nature / Vessel Name	Operating Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Navimax Corporation
Entity Information [Line Items]
Nature / Vessel Name	Operating Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Navios Handybulk Inc.
Entity Information [Line Items]
Nature / Vessel Name	Operating Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Hestia Shipping Ltd.
Entity Information [Line Items]
Nature / Vessel Name	Operating Company
Effective ownership interest	100.00%
Country of Incorporation	Malta
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Anemos Maritime Holdings Inc.
Entity Information [Line Items]
Nature / Vessel Name	Sub-Holding Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Navios Shipmanagement Inc.
Entity Information [Line Items]
Nature / Vessel Name	Management Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
NAV Holdings Limited
Entity Information [Line Items]
Nature / Vessel Name	Sub-Holding Company
Effective ownership interest	100.00%
Country of Incorporation	Malta
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Kleimar N.V.
Entity Information [Line Items]
Nature / Vessel Name	Operating Company/Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Belgium
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Kleimar Ltd
Entity Information [Line Items]
Nature / Vessel Name	Operating Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Bulkinvest S.A.
Entity Information [Line Items]
Nature / Vessel Name	Operating Company
Effective ownership interest	100.00%
Country of Incorporation	Luxembourg
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Primavera Shipping Corporation
Entity Information [Line Items]
Nature / Vessel Name	Operating Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Ginger Services Co.
Entity Information [Line Items]
Nature / Vessel Name	Operating Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Aquis Marine Corp.
Entity Information [Line Items]
Nature / Vessel Name	Sub-Holding Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Navios Tankers Management Inc.
Entity Information [Line Items]
Nature / Vessel Name	Management Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Astra Maritime Corporation
Entity Information [Line Items]
Nature / Vessel Name	Operating Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Achilles Shipping Corporation
Entity Information [Line Items]
Nature / Vessel Name	Operating Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Apollon Shipping Corporation
Entity Information [Line Items]
Nature / Vessel Name	Operating Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Herakles Shipping Corporation
Entity Information [Line Items]
Nature / Vessel Name	Operating Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Hios Shipping Corporation
Entity Information [Line Items]
Nature / Vessel Name	Operating Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Ionian Shipping Corporation
Entity Information [Line Items]
Nature / Vessel Name	Operating Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Kypros Shipping Corporation
Entity Information [Line Items]
Nature / Vessel Name	Operating Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Meridian Shipping Enterprises Inc.
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Mercator Shipping Corporation
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Arc Shipping Corporation
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Horizon Shipping Enterprises Corporation
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Magellan Shipping Corporation
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Aegean Shipping Corporation
Entity Information [Line Items]
Nature / Vessel Name	Operating Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Star Maritime Enterprises Corporation
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Corsair Shipping Ltd.
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Rowboat Marine Inc.
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Nostos Shipmanagement Corp.
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Portorosa Marine Corp.
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Shikhar Ventures S.A.
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Liberia
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Sizzling Ventures Inc.
Entity Information [Line Items]
Nature / Vessel Name	Operating Company
Effective ownership interest	100.00%
Country of Incorporation	Liberia
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Beaufiks Shipping Corporation
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Rheia Associates Co.
Entity Information [Line Items]
Nature / Vessel Name	Operating Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Taharqa Spirit Corp.
Entity Information [Line Items]
Nature / Vessel Name	Operating Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Rumer Holding Ltd.
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Pharos Navigation S.A.
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Pueblo Holdings Ltd.
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Quena Shipmanagement Inc.
Entity Information [Line Items]
Nature / Vessel Name	Operating Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Aramis Navigation Inc.
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
White Narcissus Marine S.A.
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Panama
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Navios GP L.L.C.
Entity Information [Line Items]
Nature / Vessel Name	Operating Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Floral Marine Ltd.
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2012	1/1 - 14/6
2011	1/1 - 12/31
Red Rose Shipping Corp.
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Highbird Management Inc.
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Ducale Marine Inc.
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Kohylia Shipmanagement S.A.
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2011	1/1 - 5/18
Vector Shipping Corporation
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Faith Marine Ltd.
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Liberia
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Navios Maritime Finance (US) Inc.
Entity Information [Line Items]
Nature / Vessel Name	Operating Company
Effective ownership interest	100.00%
Country of Incorporation	Delaware
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/1 - 12/31
Navios Maritime Finance II (US) Inc.
Entity Information [Line Items]
Nature / Vessel Name	Operating Company
Effective ownership interest	100.00%
Country of Incorporation	Delaware
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	1/12 - 12/31
Solange Shipping Ltd.
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	5/16 - 12/31
Tulsi Shipmanagement Co.
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	4/20 - 12/31
Cinthara Shipping Ltd
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	4/28 - 12/31
Rawlin Services Co.
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	5/3 - 12/31
Mauve International S.A.
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	5/16 - 12/31
Mandora Shipping Ltd.
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	1/1 - 12/31
2011	10/17 - 12/31
Serenity Shipping Enterprises Inc.
Entity Information [Line Items]
Nature / Vessel Name	Vessel Owning Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	1/1 - 12/31
2012	2/23 - 12/31
Navios Holdings Europe Finance Inc.
Entity Information [Line Items]
Nature / Vessel Name	Sub-Holding Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	06/04 - 12/31
Diesis Ship Management Ltd.
Entity Information [Line Items]
Nature / Vessel Name	Operating Company
Effective ownership interest	100.00%
Country of Incorporation	Marshall Is.
Statement of Operations
2013	05/14 - 12/31